Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2020
Disclosure Of Accumulated Other Comprehensive Income Loss [Abstract]
Accumulated Other Comprehensive Income (Loss)

31. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

	Defined Benefit Pension Plan	Private Equity Instruments	Foreign Currency Translation Adjustment	Total
As at December 31, 2018	(7)	15	1,030	1,038
Other Comprehensive Income (Loss), Before Tax	6	14	(228)	(208)
Income Tax	(1)	(2)	-	(3)
As at December 31, 2019	(2)	27	802	827
Other Comprehensive Income (Loss), Before Tax	(10)	-	(44)	(54)
Income Tax	2	-	-	2
As at December 31, 2020	(10)	27	758	775